Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	December 31,	December 31,
	2024	2023
Accounts receivable	21,545,104	12,275,650
Allowance for doubtful accounts	(8,159,597)	(7,415,079)
	$13,385,507	$4,860,571